Income Taxes, Federal and State Income Tax Benefit (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
Federal					$ 0	$ 0
State					369	(71)
Foreign					315	10
Total current					684	(61)
Deferred [Abstract]
Federal					(8,993)	(15,065)
State					(2,104)	(4,125)
Change in valuation allowance - US					8,392	2,368
Change in valuation allowance - Foreign					269	2,302
Foreign					(1,878)	(1,451)
Total deferred					(4,314)	(15,971)
Income tax benefit	$ (1,022)	$ (574)	$ (4,182)	$ (2,748)	$ (3,630)	$ (16,032)